Long- term investments (Detail Textuals)	Dec. 31, 2018 CNY (¥)
Long Term Investment [Line Items]
Carrying value of cost method	¥ 1,300,000
Shanghai Three Drivers Culture Media Co Limited [Member]
Long Term Investment [Line Items]
Investment in cash	¥ 4,000
Percentage of equity interest	40.00%
Carrying value of equity investment	¥ 3,100